AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 79.9%
Communication Services - 18.7%
Alphabet, Inc., Class C*	1,240	$1,822,304
Bollore SA (France)	2,005,406	7,469,780
Fox Corp., Class B	140,000	3,915,800
News Corp., Class A	150,000	2,103,000
Reading International, Inc., Class A*,1	320,000	1,030,400
Tohokushinsha Film Corp. (Japan)	200,000	1,291,491
The Walt Disney Co.	16,000	1,985,280

Total Communication Services		19,618,055
Consumer Discretionary - 19.4%
Booking Holdings, Inc.*	1,000	1,710,680
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	405,786
Continental AG (Germany)	10,000	1,083,689
Daewon San Up Co., Ltd. (South Korea)	96,817	437,762
Hankook AtlasBX Co., Ltd. (South Korea)	17,985	769,978
HI-LEX Corp. (Japan)	600,000	6,835,411
Hyundai Home Shopping Network Corp. (South Korea)	39,314	2,399,580
Hyundai Mobis Co., Ltd. (South Korea)	5,000	980,919
Macy's, Inc.	310,000	1,767,000
Ralph Lauren Corp.	5,200	353,444
Rinnai Corp. (Japan)	36,200	3,530,994

Total Consumer Discretionary		20,275,243
Consumer Staples - 8.7%
Associated British Foods PLC (United Kingdom)	65,000	1,564,913
The Coca-Cola Co.	25,000	1,234,250
Hengan International Group Co., Ltd. (China)	37,000	270,842
PepsiCo, Inc.	14,000	1,940,401
The Procter & Gamble Co.	16,000	2,223,840
Sysco Corp.	30,000	1,866,600

Total Consumer Staples		9,100,846
Energy - 0.2%
Exxon Mobil Corp.	2,000	68,660
Weatherford International PLC (Switzerland)*	57,005	111,160

Total Energy		179,820
Financials - 4.5%
The Bank of New York Mellon Corp.	10,000	343,400
First Hawaiian, Inc.	24,900	360,303
State Street Corp.	30,000	1,779,900
U.S. Bancorp	13,000	466,050
Waddell & Reed Financial, Inc., Class A1	120,000	1,782,000

Total Financials		4,731,653
	Shares	Value
Health Care - 1.9%
Johnson & Johnson	12,000	$1,786,560
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	212,559

Total Health Care		1,999,119
Industrials - 15.0%
Aggreko PLC (United Kingdom)	19,420	92,344
Arcosa, Inc.	17,000	749,530
Brenntag AG (Germany)	40,000	2,543,289
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	2,324,630
Financiere de L'Odet SA (France)	4,500	3,526,926
Komelon Corp. (South Korea)	80,000	597,796
Mitsuboshi Belting, Ltd. (Japan)	2,965	48,250
MSC Industrial Direct Co., Inc., Class A	7,000	442,960
Ocean Wilsons Holdings, Ltd. (Bermuda)	400,000	3,198,633
Sam Yung Trading Co., Ltd. (South Korea)	11,618	135,722
Utoc Corp. (Japan)	220,000	1,090,151
Yuasa Trading Co., Ltd. (Japan)	30,000	937,511

Total Industrials		15,687,742
Information Technology - 7.9%
CAC Holdings Corp. (Japan)	240,000	3,207,415
Cisco Systems, Inc.	10,000	393,900
Cognizant Technology Solutions Corp., Class A	30,000	2,082,600
INFOvine Co., Ltd. (South Korea)	40,000	609,466
Microsoft Corp.	7,000	1,472,310
Oracle Corp.	9,000	537,300

Total Information Technology		8,302,991
Materials - 3.6%
Kohsoku Corp. (Japan)[1]	90,000	1,465,611
Nihon Parkerizing Co., Ltd. (Japan)	240,000	2,351,164

Total Materials		3,816,775

Total Common Stocks (Cost $85,180,846)		83,712,244

	Principal Amount
Corporate Bonds and Notes - 1.5%
Energy - 0.5%
W&T Offshore, Inc.
9.750%, 11/01/23[2]	$806,000	555,060
Industrials - 1.0%
Weatherford International, Ltd. (Bermuda)
11.000%, 12/01/24[2]	1,721,000	1,032,600

Total Corporate Bonds and Notes (Cost $2,715,953)		1,587,660

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
	Shares	Value
Preferred Stocks - 15.5%
Consumer Staples - 2.8%
Amorepacific Corp., 1.800% (South Korea)	25,000	$1,230,900
LG Household & Health Care, Ltd., 1.530% (South Korea)	2,100	1,268,869
QVC, Inc., 6.250%	16,731	372,265

Total Consumer Staples		2,872,034
Information Technology - 12.7%
Samsung Electronics Co., Ltd., 2.000% (South Korea)	310,000	13,342,713

Total Preferred Stocks (Cost $13,316,694)		16,214,747

	Principal Amount
Short-Term Investments - 3.9%
Joint Repurchase Agreements - 1.0%[3]
Citibank N.A., dated 09/30/20, due 10/01/20, 0.060% total to be received $81,806 (collateralized by various U.S. Treasuries, 0.125% - 7.875%, 02/15/21 - 02/15/45, totaling $83,442)	$81,806	81,806
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		1,081,806

	Shares	Value
Other Investment Companies - 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[4]	984,520	$984,520
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[4]	984,523	984,523
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[4]	1,014,356	1,014,356

Total Other Investment Companies		2,983,399

Total Short-Term Investments (Cost $4,065,205)		4,065,205
Total Investments - 100.8% (Cost $105,278,698)		105,579,856
Other Assets, less Liabilities - (0.8)%		(815,627)
Net Assets - 100.0%		$104,764,229

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,297,237 or 1.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $1,587,660 or 1.5% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$3,831,124	$16,444,119	—	$20,275,243
Communication Services	10,856,784	8,761,271	—	19,618,055
Industrials	3,517,120	12,170,622	—	15,687,742
Consumer Staples	7,265,091	1,835,755	—	9,100,846
Information Technology	4,486,110	3,816,881	—	8,302,991
Financials	4,731,653	—	—	4,731,653
Materials	—	3,816,775	—	3,816,775
Health Care	1,786,560	212,559	—	1,999,119
Energy	179,820	—	—	179,820
Corporate Bonds and Notes†	—	1,587,660	—	1,587,660
Preferred Stocks
Information Technology	—	13,342,713	—	13,342,713
Consumer Staples	372,265	2,499,769	—	2,872,034
Short-Term Investments
Joint Repurchase Agreements	—	1,081,806	—	1,081,806
Other Investment Companies	2,983,399	—	—	2,983,399
Total Investments in Securities	$40,009,926	$65,569,930	—	$105,579,856

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Bermuda	4.2
China	0.3
France	10.8
Germany	3.6
Japan	21.1
Malaysia	2.3
Country	% of Long-Term Investments
South Korea	21.4
Switzerland	0.1
United Kingdom	1.6
United States	34.6
100.0

AMG Yacktman Focused Fund - Security Selection Only
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,297,237	$1,081,806	$272,385	$1,354,191
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.125%	10/08/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.